ACQUISITION OF BUSINESSES (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about business combination [abstract]
Schedule of Detailed Information About Business Combination
Consideration Transferred:

US$ MILLIONS
Cash	$98
Total consideration	$98
Fair value of assets and liabilities acquired:

US$ MILLIONS
Property, plant and equipment	90
Intangible assets	13
Goodwill	14
Accounts payable and other	(5)
Deferred income tax liabilities	(14)
Net assets acquired	$98